Capital transactions (Details 2)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding	3,906,853		3,906,853
Warrant
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding	3,906,853		3,906,853
Granted
Forfeited
Exercised
Outstanding	3,906,853		3,906,853
Existing warrants at $48.00 | Warrant
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding	36,973	[1]	36,973	[1]
Granted		[1]		[1]
Forfeited		[1]		[1]
Exercised		[1]		[1]
Outstanding	36,973	[1]	36,973	[1]
Investor warrants at $12.00 | Warrant
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding	590,446	[2]	590,446	[2]
Granted		[2]		[2]
Forfeited		[2]		[2]
Exercised		[2]		[2]
Outstanding	590,446	[2]	590,446	[2]
Callable warrants at $12.00 | Warrant
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding	3,199,190	[3],[4]	3,199,190	[3],[4]
Granted		[3],[4]		[3],[4]
Forfeited		[3],[4]		[3],[4]
Exercised		[3],[4]		[3],[4]
Outstanding	3,199,190	[3],[4]	3,199,190	[3],[4]
Callable warrants at $6.00 | Warrant
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding	30,244	[4],[5]	30,244	[4],[5]
Granted		[4],[5]		[4],[5]
Forfeited		[4],[5]		[4],[5]
Exercised		[4],[5]		[4],[5]
Outstanding	30,244	[4],[5]	30,244	[4],[5]
Callable warrants at $15.00 | Warrant
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding	50,000	[4],[6]	50,000	[4],[6]
Granted		[4],[6]		[4],[6]
Forfeited		[4],[6]		[4],[6]
Exercised		[4],[6]		[4],[6]
Outstanding	50,000	[4],[6]	50,000	[4],[6]

[1]	The warrants underlying 36,973 shares of the Company's common stock are exercisable at any time until April 9, 2017, with remaining contractual term of 3.78 years as of June 30, 2013.
[2]	The warrants underlying 590,446 shares of the Company's common stock are exercisable at any time until February 5, 2015, with remaining contractual term of 1.60 years as of June 30, 2013.
[3]	The warrants underlying 3,082,027 and 117,163 shares of the Company's common stock are exercisable at any time until March 11, 2015 and March 18, 2015, respectively, with remaining contractual term of 1.70 and 1.72 years as of June 30, 2013, respectively.
[4]	The callable warrants are exercisable for a period of five years from the date of issuance, and are callable at the Company's election six months after the date of issuance if the Company's common stock trades at a price equal to at least 150% of the exercise price with an average trading volume of at least 150,000 shares of common stock (as adjusted for any stock splits, stock dividends, combination and the like) per trading date for at least 10 consecutive trading days, and the underlying shares of common stock are registered.
[5]	The warrants underlying 30,244 shares of the Company's common stock are exercisable until March 11, 2015, with remaining contractual term of 1.70 years as of June 30, 2013.
[6]	The warrants underlying 50,000 shares of the Company's common stock are exercisable until July 1, 2015, with remaining contractual terms of 2.00 years as of June 30, 2013.